PARENT COMPANY FINANCIAL DATA, Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Other assets	$ 2,928	$ 4,207
Total Assets	406,618	374,917
Liabilities and stockholders' equity [Abstract]
Long term subordinated debt	9,676	9,605
Other liabilities	3,071	2,959
Total liabilities	377,499	345,884
Total Liabilities and Stockholders' Equity	406,618	374,917
Parent Company [Member]
Assets [Abstract]
Cash and demand deposits	263	779
Investment in bank subsidiary	38,018	37,897
Other assets	667	12
Total Assets	38,948	38,688
Liabilities and stockholders' equity [Abstract]
Long term subordinated debt	9,676	9,605
Other liabilities	153	50
Total liabilities	9,829	9,655
Shareholders' equity	29,119	29,033
Total Liabilities and Stockholders' Equity	$ 38,948	$ 38,688